Organization and Significant Accounting Policies - Additional Information (Detail)				1 Months Ended	12 Months Ended
	Jul. 29, 2015	Dec. 11, 2013 USD ($)	Jul. 01, 2006 shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2015 USD ($) Subsidiary shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 shares	Jul. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)
Organization And Significant Accounting Policies [Line Items]
Percentage of ownership in issued and outstanding shares of common stock parent Company					93.70%
Common stock in subsidiary Company | shares			133,334
Reverse stock split ratio	0.0067
Reverse stock split ratio description					Effective July 29, 2015 and pursuant to the reverse stock split approved by the Company’s Board of Directors, each 150 shares of issued and outstanding common stock were combined into and became one share of common stock and no fractional shares were issued.
Burn rate					$ 343,000
Capital expenditures and patent costs					$ 62,000
Revenue-generating subsidiaries | Subsidiary					2
Total revenue					$ 7,551,000	$ 7,017,000
Original maturities period, maximum					3 months
Restricted cash						50,000		$ 50,000	$ 50,000
Allowance for doubtful accounts receivable					$ 20,000	19,000
Patents and patent licenses					3,894,000	3,367,000
Accumulated amortization					671,000	572,000
Impairment losses on long-lived assets					$ 176,000	$ 92,000
Period of right of return guarantee					30 days	30 days	30 days
Vested stock options outstanding | shares					191,519	141,034
Stock options outstanding, non-vested | shares					60,120	51,940
Warrants outstanding | shares				299,895	126,206	850,058	299,895
Restricted Stock [Member]
Organization And Significant Accounting Policies [Line Items]
Non-vested restricted stock awards | shares						968
Allowance for Sales Returns [Member]
Organization And Significant Accounting Policies [Line Items]
Allowance for sales returns					$ 10,000	$ 10,000
Cell Technology [Member]
Organization And Significant Accounting Policies [Line Items]
Percentage of revenue contributed					54.00%	50.00%
Skin Care [Member]
Organization And Significant Accounting Policies [Line Items]
Percentage of revenue contributed					46.00%	50.00%
Warrants outstanding | shares				1,334	1,334	1,334	1,334
Research and Development [Member]
Organization And Significant Accounting Policies [Line Items]
Amortization expense					$ 99,000	$ 62,000
Minimum [Member]
Organization And Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment					3 years
Maximum [Member]
Organization And Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment					5 years
Therapeutic [Member]
Organization And Significant Accounting Policies [Line Items]
Total revenue					$ 0
Clinical [Member]
Organization And Significant Accounting Policies [Line Items]
Total revenue					$ 0
Lincoln Park Capital Fund, LLC [Member] | Common Stock Purchase Agreement [Member]
Organization And Significant Accounting Policies [Line Items]
Potential common stock value to be sold		$ 10,250,000		$ 10,250,000